SCUDDER
                                                                     INVESTMENTS

Kemper Equity Funds/Value Style

Kemper Contrarian Fund
Kemper-Dreman High Return Equity Fund
Kemper Small Cap Value Fund

Supplement to Prospectus Dated February 1, 2001


Kemper Income Funds

Kemper High Yield Fund
Kemper High Yield Fund II
Kemper Strategic Income Fund
Kemper U.S. Government Securities Fund
Kemper U.S. Mortgage Fund

Supplement to Prospectus Dated January 1, 2001


Kemper Global/International Funds

Kemper Asian Growth Fund
Global Discovery Fund
Kemper International Research Fund
Kemper New Europe Fund

Supplement to Prospectus Dated March 1, 2001
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Effective  May 29,  2001,  shares of Kemper  High  Yield  Fund II,  Kemper  U.S.
Mortgage Fund and Kemper Asian Growth Fund are no longer available for purchase.

In addition, effective May 29, 2001, shares of Kemper Contrarian Fund, Kemper-Dreman High Return Equity Fund, Kemper Small Cap Value Fund, Kemper High Yield Fund, Kemper Strategic Income Fund, Kemper U.S. Government Securities Fund, Global Discovery Fund, Kemper International Research Fund and Kemper New Europe Fund are no longer available for purchase through their above-listed prospectuses. For a copy of each such fund's current prospectus, please call 1-800-621-1048.

May 29, 2001